Note 1 - Description Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.        DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Internet Initiative Japan Inc. ("IIJ," a Japanese corporation) was founded in December 1992 to develop and operate Internet access services and other Internet-related services in Japan. As of March 31, 2012, 29.9% of IIJ’s voting shares were jointly owned by Nippon Telegraph and Telephone Corporation ("NTT") and its subsidiary. IIJ and its subsidiaries (collectively, the "Company") provide customers substantially operating in Japan with Internet connectivity services, WAN services and outsourcing services.  The Company also provides systems integration which consists of systems construction and systems operation and maintenance. In addition, a consolidated subsidiary provides Automated Teller Machines ("ATM") operation business from 2007.

Certain Significant Risks and Uncertainties

The Company relies on telecommunications carriers for a significant portion of network backbone and on regional NTT subsidiaries, electric power companies and their affiliates for local connections to customers. Currently, NTT Communications Corporation, a wholly owned subsidiary of NTT, is the largest provider of network infrastructure. The Company believes that its use of multiple carriers and suppliers significantly mitigates damages from service disruptions. However, any disruption of telecommunication services could have an adverse effect on operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of accounts receivable, which includes the accounts receivable from a large customer as noted in Note 20.

The Company's management believes that the risks associated with accounts receivable is mitigated by the large number of customers comprising its customer base and its credit line control. The Company also conducts the evaluation of new customer’s financial condition at the inception of the transaction and continuously monitors if the delay in payment occurs on each customer.

Summary of Significant Accounting Policies

Basis of Presentation—IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan.  Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America ("U.S. GAAP").  These adjustments were not recorded in the statutory accounts.

Reclassification－Certain reclassifications have been made to prior periods to conform to the current year presentations: (1) "Net investment in sales-type leases―noncurrent," and "Prepaid expenses―noncurrent, " which had been previously included in "Other assets" were separately disclosed as the balances were continuously deemed material for a certain period. (2) "Income taxes payable," which had been previously included in "Other current liabilities," was separately disclosed as the balance was deemed material. (3) "Accounts payable," was divided into "Accounts payable―trade" and "Accounts payable―other" as the balance related to facilities purchase liabilities was deemed material.

Other certain reclassifications have also been made to prior year amounts to conform to the current year presentation.

Translation into U.S. Dollars—IIJ maintains its accounts in Japanese yen, the currency of the country in which it is incorporated and principally operates.  The U.S. dollar amounts included herein represent a translation using the noon buying rate in New York City for cable transfers in yen as certified for customs purposes by the Federal Reserve Bank of New York at March 31, 2012 of ¥82.41 = $1, solely for the convenience of the reader.  The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars.

Consolidation—The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, Net Care, Inc. ("Net Care"), IIJ America, Inc. ("IIJ-America"), Netchart Japan Inc. ("NCJ"), hi-ho Inc. ("hi-ho"), Trust Networks  Inc. ("Trust Networks"),  IIJ Innovation Institute Inc. ("IIJ-II"),  IIJ Global Solutions Inc.("IIJ-Global") and IIJ Global Solutions China Inc.("GS China"). IIJ-Global was acquired by IIJ on September 1, 2010. GS China was established on January 6, 2012 as a wholly-owned subsidiary of IIJ-GS. GDX Japan Inc. (“GDX”) was established on April 16, 2007 and liquidated on March 16, 2012. All of the subsidiaries, except for IIJ America and GS China, have fiscal years ending March 31. IIJ America and GS China’s fiscal year-end is December 31 and such date was used for purposes of preparing the consolidated financial statements as it is not practicable for the subsidiaries to report its financial results as of March 31. There were no significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements.  Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not control are accounted for by the equity method.  For other than a temporary decline in the value of investments in equity method investees below the carrying amount, the investment is reduced to fair value and an impairment loss is recognized.

A subsidiary or equity method investee may issue its shares to third parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retain its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives.  Actual results could differ from those estimates.

Revenue Recognition—Network service revenues are billed and recognized monthly on a straight-line basis. Initial set up fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration and service arrangements  involve the following deliverables:

・
System construction services ― include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

・	Software ― we resell third-party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

・
Hardware ― we also resell third-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third party manufacturers and resellers.

・	Monitoring and operating service ― we monitor our customer's network activity and internet connectivity to detect and report problems. We also provide constant data backup services.

・	Hardware and software maintenance service ― we repair or replace any malfunctioning parts of hardware. We examine the fault of software and provide the suitable solution to customers.

The system construction services are generally delivered over a three-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not payable until after the system has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance service generally commence once our customers have accepted the system and their contract periods are generally one to five years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction service, hardware, software essential to the hardware product’s functionality and undelivered non-software services (monitoring and operating service), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price(“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue has been based mainly on the Company’s ESPs except several undelivered non-software services for which VSOE has been established.

The Company’s process for determining its ESP for deliverables includes various factors that may vary depending on the circumstances and specific characteristics related to each deliverable. The Company considers in developing the ESP, customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

・
Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three months, are recognized based on the completed-contract method in compliance with Accounting Standards Codification (“ASC”) 605-35-25-92 because the Company is unable to bill customers and the title of constructed network system is not transferred to customer unless customers are satisfied with and accept the completed systems.

・
Revenue related to the hardware and software essential to the hardware product’s functionality is not recognized until customer acceptance is received because title to the hardware and software do not transfer to our customers until formal acceptance is received.

・	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangement for system integration services that include software not essential to the hardware product’s functionality and software-related services and account for them in accordance with software guidance. The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software and system construction services.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer. The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting equipment sales, depending on whether the Company functions as principal or agent.

ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Cash and Cash Equivalents—Cash and cash equivalents includes time deposit with original maturities of three months or less.

Allowance for Doubtful Accounts—An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Other Investments—The Company classifies its marketable equity securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss).  The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary.  If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value.  Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed and events that might accelerate the recognition of impairment.  The resulting realized loss is included in the consolidated statements of income in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

・	A significant deterioration in the earnings performance or business prospects of the investee.

・	A significant adverse change in the regulatory, economic, or technological environment of the investee.

・	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

・	A recent example of new issuance of security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventories—Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems.  Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or market.  Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or market.  Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Leases—Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Sales-Type Leases—The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property and Equipment—Property and equipment are recorded at cost.  Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Range of Useful Lives

Data communications, office and other equipment	2 to 20 years
Leasehold improvements	3 to 20 years
Capitalized software	5 years
Capital leases	4 to 7 years

Impairment of Long-Lived Assets—Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Goodwill and Intangible Assets—Goodwill (including equity-method goodwill) and intangible assets that are deemed to have indefinite useful lives are not amortized, but are subject to impairment testing.  Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on March 31. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from 6 to 19 years.

Asset Retirement Obligations—The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Severance Indemnities Plans—The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Taxes—Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company recognizes the financial statement effect of uncertain tax positions when they are more-likely- than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Translation—The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income.

Foreign currency assets and liabilities, which consist substantially of cash denominated in U.S. dollars, are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stock-Based Compensation—The Company measures and records the compensation cost from stock compensation-type stock option based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research and Development and Capitalized Software Development Costs—Research and development costs are expensed as incurred, which include research and development costs incurred for computer software to be leased. Software development costs incurred subsequent to establishing technological feasibility through the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a detailed program design. Capitalized costs are amortized based on either the ratio of the current revenues to the total estimated revenues over the estimated useful lives (generally five years) or the equally allocated amount over the residual useful lives, whichever is larger.

Advertising—Advertising costs are expensed as incurred and are recorded in “Sales and marketing.”

Basic and Diluted Net Income attributable to Internet Initiative Japan Inc. per Common Share—Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year.  Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Other Comprehensive Income (Loss)—Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plans adjustment.

Segment Reporting—ASC Topic 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services.  The Company’s chief operating decision maker, who is the Company’s Chief Executive Officer ("CEO"), regularly reviews the revenue and cost of sales on the two operating segments, which are Network service and systems integration business segment, and ATM operation business segment. The CEO also makes decisions regarding how to allocate resources and assess performance based on the segments.

New Accounting Guidance

In October 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-13, “Revenue Recognition: Multiple-Deliverable Revenue Arrangements,” which amends the criteria for when to evaluate individual delivered items in a multiple deliverable arrangement and the method of allocating consideration received. This ASU is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In October 2009, the FASB issued ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements,” which provides a guidance of accounting for revenue arrangements that contain tangible products and software. This ASU is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In April 2010, the FASB issued ASU 2010-17, “Revenue Recognition: Milestone Method,” which establishes a revenue recognition model for contingent consideration that is payable upon the achievement of an uncertain future event, referred to as a milestone. This ASU is effective on prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010 and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations,” which clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures in business combination when comparative financial statements are presented and improves the usefulness of the pro forma revenue and earnings disclosure. This ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010  and the Company adopted this ASU in the first quarter of fiscal year beginning April 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In April 2011, the FASB issued ASU 2011-02, “Receivables: A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” which clarifies the guidance about a creditor’s determination of whether a restructuring is a troubled debt restructuring. This ASU is effective for the first interim or annual period beginning on or after June 15, 2011 and the Company adopted this ASU in the second quarter beginning July 1, 2011. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU2011-09, “Compensation－Retirement Benefits－Multiemployer Plans: Disclosures about an Employer’s Participation in a Multiemployer Plan.”  This ASU requires that an employer provides more detailed information about employer’s involvement in multiemployer pension plans. This ASU is effective for annual periods for fiscal years ending after December 15, 2011 and the Company adopted this ASU in the fiscal year ended March 31, 2012. The adoption of this ASU did not have a material impact on the Company’s financial position or results of operations.

Accounting Guidance Issued But Not Adopted as of March 31, 2012

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement," which amends to achieve common fair value measurement and disclosure measurement in U.S. GAAP and IFRSs. This ASU is effective for the interim or annual period beginning after December 15, 2011. Early application is not permitted. The application of this ASU will not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which improves the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require an entity to report comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. This ASU, except the deferral of the effective date for amendments to the presentation of reclassifications adjustments stipulated in ASU2011-05, is effective for the interim or annual period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, "Intangibles－Goodwill and Other : Testing Goodwill for impairment," which provides new guidance on the annual goodwill impairment testing. This ASU allows an entity the option to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If based on its qualitative assessment an entity concludes it is more likely than not that fair value of a reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This ASU is effective for annual and interim goodwill impairment tests performed for annual period beginning after December 15, 2011, with early adoption permitted. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet－Disclosures about Offsetting Assets and Liabilities," which requires new disclosures about financial instruments and derivative instruments that are either offset by or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. The adoption of this ASU will not have a material impact on the Company’s financial position or results of operations.